Stock-Based Compensation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Summary of stock option activity and related information
Options Outstanding, Beginning Balance	6.9
Weighted Average Exercise Price, Beginning Balance	$ 19.10
Options, Granted	0.9
Weighted Average Exercise Price, Granted	$ 33.57
Options, Exercised	(1.1)
Weighted Average Exercise Price, Exercised	$ 13.34
Options Outstanding, Ending Balance	6.7
Weighted Average Exercise Price, Ending Balance	$ 21.82
Aggregate Intrinsic Value, Ending Balance	$ 112
Options Exercisable at December 31, 2013	5.0
Weighted Average Exercise Price, Exercisable at December 31, 2013	$ 18.70
Aggregate Intrinsic Value, Exercisable at December 31, 2013	$ 98